PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Leasehold Improvements	Machineries	Motor vehicles	Office equipment	Total
	USD	USD	USD	USD	USD
Cost:
At December 31, 2025	24,409	571,747	718,430	35,124	1,349,710
Additions	-	-	-	902	902
Transfer
Disposals	-	-	(152,036)	-	(152,036)
Exchange difference	781	(47)	(2,187)	100	(1,353)
At June 30, 2026	25,190	571,700	564,207	36,126	1,197,223

Accumulated depreciation:
At December 31, 2025	(24,409)	(45,231)	(418,106)	(32,789)	(520,535)
Charge for the period	-	(24,282)	(45,083)	(791)	(70,156)
Eliminated upon disposals	-	-	104,766	-	104,766
Exchange difference	(781)	47	1,006	(30)	242
At June 30, 2026	(25,190)	(69,466)	(357,417)	(33,610)	(485,683)

Accumulated impairment:
At December 31, 2025	-	(285,741)	(93,845)	-	(379,586)
Eliminated upon disposals		-	18,769		18,769

At June 30, 2026	-	(285,741)	(75,076)	-	(360,817)

Net book value:
At December 31, 2025	-	240,775	206,479	2,335	449,589
At June 30, 2026	-	216,493	131,714	2,516	350,723